Oakmark Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 93.3%
FINANCIALS – 38.4%
FINANCIAL SERVICES – 22.7%
Charles Schwab Corp.	9,287	$687,336
Intercontinental Exchange, Inc.	4,131	615,590
Fiserv, Inc. (a)	2,976	611,268
Capital One Financial Corp.	3,206	571,694
Bank of New York Mellon Corp.	7,241	556,290
State Street Corp.	5,222	512,510
Global Payments, Inc.	4,104	459,939
Nasdaq, Inc.	5,915	457,312
Ally Financial, Inc.	12,516	450,711
Corebridge Financial, Inc.	7,750	231,958
Blackrock, Inc.	125	128,139
Carlyle Group, Inc.	897	45,300
		5,328,047
BANKS – 9.8%
Citigroup, Inc.	10,943	770,264
Wells Fargo & Co.	7,601	533,894
Bank of America Corp.	11,347	498,718
First Citizens BancShares, Inc., Class A	233	492,122
		2,294,998
INSURANCE – 5.9%
American International Group, Inc.	9,015	656,263
Willis Towers Watson PLC	1,605	502,750
Reinsurance Group of America, Inc.	1,117	238,632
		1,397,645
		9,020,690
COMMUNICATION SERVICES – 9.6%
MEDIA & ENTERTAINMENT – 9.6%
Alphabet, Inc., Class A	4,357	824,799
Charter Communications, Inc., Class A (a)	1,433	491,263
Comcast Corp., Class A	11,750	440,978
Warner Bros. Discovery, Inc. (a)	31,882	336,987
Liberty Broadband Corp., Class C (a)	2,020	151,015
		2,245,042
HEALTH CARE – 9.5%
HEALTH CARE EQUIPMENT & SERVICES – 5.4%
Centene Corp. (a)	8,422	510,187
Elevance Health, Inc.	739	272,617
Baxter International, Inc.	6,470	188,665
CVS Health Corp.	3,992	179,192
GE HealthCare Technologies, Inc.	1,440	112,541
		1,263,202
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 4.1%
IQVIA Holdings, Inc. (a)	2,751	540,579
Merck & Co., Inc.	4,281	425,874
		966,453
		2,229,655
INDUSTRIALS – 8.9%
CAPITAL GOODS – 5.6%
Deere & Co.	1,684	713,388
Fortune Brands Innovations, Inc.	4,743	324,117
Masco Corp.	3,764	273,182
		1,310,687
TRANSPORTATION – 1.7%
Delta Air Lines, Inc.	6,449	390,171
COMMERCIAL & PROFESSIONAL SERVICES – 1.6%
Equifax, Inc.	1,501	382,453
		2,083,311
ENERGY – 8.3%
ConocoPhillips	5,585	553,904
EOG Resources, Inc.	4,498	551,397
Phillips 66	4,611	525,286
APA Corp.	13,585	313,673
		1,944,260
CONSUMER DISCRETIONARY – 6.7%
AUTOMOBILES & COMPONENTS – 5.0%
General Motors Co.	13,928	741,950
Magna International, Inc.	5,360	224,010
BorgWarner, Inc.	6,620	210,450
		1,176,410
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 0.9%
Genuine Parts Co.	1,775	207,249
CONSUMER SERVICES – 0.8%
Airbnb, Inc., Class A (a)	1,409	185,183
		1,568,842
CONSUMER STAPLES – 5.9%
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.5%
Kroger Co.	9,625	588,569
HOUSEHOLD & PERSONAL PRODUCTS – 1.9%
Kenvue, Inc.	20,684	441,601
FOOD, BEVERAGE & TOBACCO – 1.5%
Keurig Dr. Pepper, Inc.	10,832	347,924
		1,378,094
MATERIALS – 2.7%
Corteva, Inc.	9,000	512,646
Celanese Corp.	1,799	124,501
		637,147
REAL ESTATE – 2.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.2%
CBRE Group, Inc., Class A (a)	4,022	528,049
INFORMATION TECHNOLOGY – 1.1%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.1%
TE Connectivity PLC	1,864	266,560
TOTAL COMMON STOCKS – 93.3%
(Cost $16,929,122)		21,901,650

OAKMARK FUNDS

Oakmark Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENT – 6.8%
REPURCHASE AGREEMENT – 6.8%
Fixed Income Clearing Corp. Repurchase Agreement, 4.45% dated 12/31/24 due 1/2/25, repurchase price $1,592,133, collateralized by a United States Treasury Note, 4.250% due 12/31/2026, value plus accrued interest of $1,623,574 (Cost: $1,591,739)	$1,591,739	$1,591,739
TOTAL SHORT-TERM INVESTMENTS – 6.8%
(Cost $1,591,739)		1,591,739
TOTAL INVESTMENTS – 100.1% (Cost $18,520,861)		23,493,389
Liabilities In Excess of Other Assets – (0.1)%		(29,757)
TOTAL NET ASSETS – 100.0%		$23,463,632

(a)	Non-income producing security.

Oakmark.com

Oakmark Select Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.5%
FINANCIALS – 26.2%
FINANCIAL SERVICES – 19.5%
Intercontinental Exchange,Inc.	2,319	$345,488
Charles Schwab Corp.	4,660	344,882
Capital One Financial Corp.	1,902	339,111
Ally Financial,Inc.	5,169	186,128
Fiserv,Inc. (a)	808	165,900
		1,381,509
BANKS – 6.7%
First Citizens BancShares,Inc., Class A	224	473,830
		1,855,339
INDUSTRIALS – 14.4%
COMMERCIAL & PROFESSIONAL SERVICES – 8.2%
Paycom Software,Inc.	1,762	361,055
Equifax,Inc.	863	219,935
		580,990
CAPITAL GOODS – 6.2%
Deere& Co.	1,043	441,919
		1,022,909
COMMUNICATION SERVICES – 12.6%
MEDIA & ENTERTAINMENT – 12.6%
Alphabet,Inc., Class A	2,717	514,408
Warner Bros. Discovery,Inc. (a)	20,021	211,622
Liberty Broadband Corp., Class C (a)	1,399	104,559
Charter Communications,Inc., Class A (a)	183	62,556
		893,145
HEALTH CARE – 10.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.3%
IQVIA Holdings,Inc. (a)	2,636	518,079
HEALTH CARE EQUIPMENT & SERVICES – 3.1%
Centene Corp. (a)(b)	3,587	217,300
		735,379
ENERGY – 10.2%
Phillips 66	2,577	293,598
ConocoPhillips	2,412	239,189
APA Corp.	8,191	189,126
		721,913
CONSUMER DISCRETIONARY – 9.6%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 6.4%
Lithia Motors,Inc.	1,273	455,044
CONSUMER SERVICES – 3.2%
Airbnb,Inc., Class A (a)	1,708	224,448
		679,492
REAL ESTATE – 5.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 5.2%
CBRE Group,Inc., Class A (a)	2,799	367,527
CONSUMER STAPLES – 3.6%
FOOD, BEVERAGE & TOBACCO – 3.6%
Keurig Dr.Pepper,Inc.	8,047	258,470
INFORMATION TECHNOLOGY – 3.3%
SOFTWARE & SERVICES – 3.3%
Salesforce,Inc.	706	236,137
TOTAL COMMON STOCKS – 95.5%
(Cost $5,139,073)		6,770,311

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.4%
REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corp. Repurchase Agreement, 4.45% dated 12/31/24 due 1/2/25, repurchase price $311,196, collateralized by a United States Treasury Note, 4.250% due 12/31/2026, value plus accrued interest of $317,342(Cost: $311,119)	$311,119	311,119
TOTAL SHORT-TERM INVESTMENTS – 4.4%
(Cost $311,119)		311,119
TOTAL INVESTMENTS – 99.9% (Cost $5,450,192)		7,081,430
Other Assets In Excess of Liabilities – 0.1%		5,403
TOTAL NET ASSETS – 100.0%		$7,086,833

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.

OAKMARK FUNDS

Oakmark Select Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)

PUTS
Centene Corp.	$57.50	2/21/25	(3,330)	$(20,173)	$(608)	$(1,276)	$668
Centene Corp.	$60.00	2/21/25	(6,670)	$(40,407)	$(1,834)	$(2,600)	$766
				$(60,580)	$(2,442)	$(3,876)	$1,434

Oakmark.com

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2024 (Unaudited)

		% of Equity Investments
North America		56.3%
	United States		56.3%
Europe		40.0%
	Germany*		8.4%
	United Kingdom		7.9%
	Switzerland		7.5%
	France*		5.5%
	Netherlands*		3.9%
	Ireland*		3.4%
	Denmark		2.0%
	Belgium*		1.4%
Asia		3.7%
	China		1.7%
	South Korea		1.5%
	Japan		0.5%

*	Euro currency countries comprise 22.6% of equity investments.

Oakmark Global Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY – 96.6%
FINANCIALS – 28.1%
FINANCIAL SERVICES – 14.5%
Corebridge Financial, Inc. (United States)	1,160	$34,707
Capital One Financial Corp. (United States)	171	30,421
Julius Baer Group Ltd. (Switzerland)	390	25,287
Fiserv, Inc. (United States) (a)	115	23,521
Intercontinental Exchange, Inc. (United States)	152	22,605
St. James's Place PLC (United Kingdom)	1,697	18,435
		154,976
INSURANCE – 9.3%
Willis Towers Watson PLC (United States)	92	28,755
American International Group, Inc. (United States)	375	27,285
Allianz SE (Germany)	70	21,523
Prudential PLC (United Kingdom)	2,693	21,472
		99,035
BANKS – 4.3%
Bank of America Corp. (United States)	532	23,364
Lloyds Banking Group PLC (United Kingdom)	32,095	22,010
		45,374
		299,385
HEALTH CARE – 17.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 8.9%
IQVIA Holdings, Inc. (United States) (a)	165	32,345
Bayer AG (Germany)	1,474	29,445
Roche Holding AG (Switzerland)	72	20,160
Novartis AG (Switzerland)	139	13,562
		95,512
HEALTH CARE EQUIPMENT & SERVICES – 8.5%
Envista Holdings Corp. (United States) (a)	1,633	31,493
Centene Corp. (United States) (a)	451	27,348
Becton Dickinson & Co. (United States)	88	20,032
Elevance Health, Inc. (United States)	31	11,337
		90,210
		185,722
CONSUMER DISCRETIONARY – 17.2%
AUTOMOBILES & COMPONENTS – 5.8%
Mercedes-Benz Group AG (Germany)	636	35,441
General Motors Co. (United States)	501	26,715
		62,156
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 5.2%
Prosus NV (Netherlands)	383	15,216
Amazon.com, Inc. (United States) (a)	58	12,682
Alibaba Group Holding Ltd. (China)	921	9,769
Etsy, Inc. (United States) (a)	176	9,325
Alibaba Group Holding Ltd. ADR (China) (b)	98	8,325
		55,317
CONSUMER DURABLES & APPAREL – 4.8%
Kering SA (France)	127	31,392
Brunswick Corp. (United States)	300	19,385
		50,777
CONSUMER SERVICES – 1.4%
Vail Resorts, Inc. (United States)	82	15,446
		183,696
INDUSTRIALS – 9.4%
CAPITAL GOODS – 5.8%
CNH Industrial NV (United States)	3,833	43,423
Deere & Co. (United States)	44	18,643
		62,066
TRANSPORTATION – 3.6%
DSV AS (Denmark)	95	20,276
Ryanair Holdings PLC ADR (Ireland) (b)	338	14,749
Ryanair Holdings PLC, Equity-Linked Security (Ireland) (a) (c) (d)	145	2,869
		37,894
		99,960
COMMUNICATION SERVICES – 7.3%
MEDIA & ENTERTAINMENT – 7.3%
Alphabet, Inc., Class A (United States)	222	42,044
Charter Communications, Inc., Class A (United States) (a)	68	23,446
Warner Bros. Discovery, Inc. (United States) (a)	911	9,628
Liberty Broadband Corp., Class C (United States) (a)	33	2,437
		77,555
INFORMATION TECHNOLOGY – 5.9%
TECHNOLOGY HARDWARE & EQUIPMENT – 3.0%
TE Connectivity PLC (Ireland)	119	17,027
Samsung Electronics Co. Ltd. (South Korea)	429	15,323
		32,350
SOFTWARE & SERVICES – 2.9%
Capgemini SE (France)	156	25,556
TIS, Inc. (Japan)	210	4,960
		30,516
		62,866
CONSUMER STAPLES – 5.3%
FOOD, BEVERAGE & TOBACCO – 3.3%
Diageo PLC (United Kingdom)	631	20,039
Anheuser-Busch InBev SA (Belgium)	298	14,894
		34,933

OAKMARK FUNDS

Oakmark Global Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY – 96.6% (cont.)
CONSUMER STAPLES – 5.3% (cont.)
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.0%
Kroger Co. (United States)	359	$21,959
		56,892
MATERIALS – 4.0%
Akzo Nobel NV (Netherlands)	416	24,956
Glencore PLC (Switzerland)	4,113	18,199
		43,155
ENERGY – 2.0%
ConocoPhillips (United States)	221	21,937
TOTAL COMMON STOCKS AND EQUITY-LINKED SECURITY – 96.6%
(Cost $853,655)		1,031,168

	Par Value	Value
SHORT-TERM INVESTMENT – 3.2%
REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 4.45% dated 12/31/25 due 1/2/25, repurchase price $34,176, collateralized by a United States Treasury Note, 4.250% due 12/31/2026, value plus accrued interest of $34,851 (Cost: $34,167)	$34,167	34,167
TOTAL SHORT-TERM INVESTMENTS – 3.2%
(Cost $34,167)		34,167
TOTAL INVESTMENTS – 99.8% (Cost $887,822)		1,065,335
Foreign Currencies (Cost $3) – 0.0% (e)		3
Other Assets In Excess of Liabilities – 0.2%		1,682
TOTAL NET ASSETS – 100.0%		$1,067,020

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Security is an equity-linked security issued by HSBC Bank Plc. As described in the Notes to the Schedule of Investments, equity linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(d)	Security is restricted. Security was acquired in transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or period noted below.
(e)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Global Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

Restricted Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC, Equity-Linked Security	11/4/2024-11/8/2024	$2,912	$2,869	0.27%

OAKMARK FUNDS

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2024 (Unaudited)

		% of Equity Investments
North America		61.2%
	United States		61.2%
Europe		36.0%
	United Kingdom		15.2%
	Germany*		8.1%
	Netherlands*		4.3%
	Switzerland		4.3%
	France*		4.1%
Asia		2.8%
	China		2.8%

*	Euro currency countries comprise 16.5% of equity investments.

Oakmark Global Select Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.6%
FINANCIALS – 28.7%
FINANCIAL SERVICES – 19.1%
Capital One Financial Corp. (United States)	298	$53,175
Intercontinental Exchange, Inc. (United States)	326	48,532
Charles Schwab Corp. (United States)	584	43,192
Fiserv, Inc. (United States) (a)	189	38,878
		183,777
BANKS – 5.0%
Lloyds Banking Group PLC (United Kingdom)	70,586	48,407
INSURANCE – 4.6%
American International Group, Inc. (United States)	606	44,142
		276,326
HEALTH CARE – 18.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 13.4%
IQVIA Holdings, Inc. (United States) (a)	272	53,509
Roche Holding AG (Switzerland)	140	39,173
Bayer AG (Germany)	1,800	35,959
		128,641
HEALTH CARE EQUIPMENT & SERVICES – 5.5%
Centene Corp. (United States) (a)	651	39,435
Elevance Health, Inc. (United States)	38	13,970
		53,405
		182,046
CONSUMER STAPLES – 13.5%
FOOD, BEVERAGE & TOBACCO – 8.8%
Diageo PLC (United Kingdom)	1,462	46,434
Danone SA (France)	558	37,660
		84,094
HOUSEHOLD & PERSONAL PRODUCTS – 4.7%
Reckitt Benckiser Group PLC (United Kingdom)	751	45,420
		129,514
CONSUMER DISCRETIONARY – 13.4%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 9.3%
Prosus NV (Netherlands)	991	39,359
Amazon.com, Inc. (United States) (a)	111	24,313
Alibaba Group Holding Ltd. (China)	1,743	18,497
Alibaba Group Holding Ltd. ADR (China) (b)	89	7,541
		89,710
AUTOMOBILES & COMPONENTS – 4.1%
Mercedes-Benz Group AG (Germany)	697	38,881
		128,591
COMMUNICATION SERVICES – 11.9%
MEDIA & ENTERTAINMENT – 11.9%
Alphabet, Inc., Class A (United States)	368	69,635
Charter Communications, Inc., Class A (United States) (a)	132	45,135
		114,770
INDUSTRIALS – 6.4%
CAPITAL GOODS – 6.4%
CNH Industrial NV (United States)	5,459	61,850
ENERGY – 2.8%
ConocoPhillips (United States)	270	26,746
TOTAL COMMON STOCKS – 95.6%
(Cost $786,724)		919,843

	Par Value	Value
SHORT-TERM INVESTMENTS – 4.4%
REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corp. Repurchase Agreement, 4.45% dated 12/31/24 due 1/2/25, repurchase price $42,032, collateralized by a United States Treasury Note, 4.250% due 12/31/2026, value plus accrued interest of $42,862 (Cost: $42,022)	$42,022	42,022
TOTAL SHORT-TERM INVESTMENTS – 4.4%
(Cost $42,022)		42,022
TOTAL INVESTMENTS – 100.0% (Cost $828,746)		961,865
Foreign Currencies (Cost $0) (d) – 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities – 0.0% (c)		264
TOTAL NET ASSETS – 100.0%		$962,129

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

OAKMARK FUNDS

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2024 (Unaudited)

		% of Equity Investments
Europe		86.6%
	Germany*		26.8%
	France*		21.2%
	United Kingdom		14.8%
	Switzerland		7.8%
	Netherlands*		5.7%
	Sweden		3.7%
	Italy*		1.8%
	Denmark		1.8%
	Ireland*		1.3%
	Spain*		1.0%
	Belgium*		0.7%
Asia		8.0%
	South Korea		2.6%
	Japan		2.3%
	China		1.6%
	India		0.8%
	Indonesia		0.7%
North America		4.8%
	United States		3.5%
	Canada		1.3%
Australasia		0.6%
	Australia		0.6%

*	Euro currency countries comprise 58.5% of equity investments.

Oakmark International Fund	December 31, 2024 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY – 95.3%
INDUSTRIALS – 21.3%
CAPITAL GOODS – 17.8%
CNH Industrial NV (United States)	45,427	$514,688
Airbus SE (France)	2,189	350,960
Daimler Truck Holding AG (Germany)	8,387	321,253
Brenntag SE (Germany)	4,433	266,609
SKF AB, Class B (Sweden)	11,656	218,787
Siemens AG (Germany)	1,122	218,784
Komatsu Ltd. (Japan)	7,489	204,023
Volvo AB, Class B (Sweden)	7,284	177,010
Sandvik AB (Sweden)	8,421	151,005
Smiths Group PLC (United Kingdom)	6,410	137,952
Ashtead Group PLC (United Kingdom)	1,448	89,978
Schindler Holding AG (Switzerland)	261	72,248
Bunzl PLC (United Kingdom)	412	16,980
		2,740,277
TRANSPORTATION – 3.0%
DSV AS (Denmark)	1,260	268,230
Ryanair Holdings PLC ADR (Ireland) (a)	3,527	153,763
Ryanair Holdings PLC, Equity-Linked Security (Ireland) (b) (c) (d)	2,160	42,714
		464,707
COMMERCIAL & PROFESSIONAL SERVICES – 0.5%
Brambles Ltd. (Australia)	6,603	78,635
		3,283,619
CONSUMER DISCRETIONARY – 21.2%
AUTOMOBILES & COMPONENTS – 8.3%
Continental AG (Germany)	7,372	496,767
Bayerische Motoren Werke AG (Germany)	5,340	436,789
Mercedes-Benz Group AG (Germany)	6,317	352,209
		1,285,765
CONSUMER DURABLES & APPAREL – 7.2%
Kering SA (France)	2,109	520,581
Swatch Group AG (Switzerland)	1,369	248,896
adidas AG (Germany)	700	172,274
Cie Financiere Richemont SA, Class A (Switzerland)	1,132	171,245
		1,112,996
CONSUMER SERVICES – 2.9%
Accor SA (France)	5,013	244,264
Amadeus IT Group SA (Spain)	2,138	151,015
Compass Group PLC (United Kingdom)	1,614	53,801
		449,080
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.8%
Alibaba Group Holding Ltd. (China)	22,506	238,776
Prosus NV (Netherlands)	4,726	187,739
		426,515
		3,274,356
FINANCIALS – 19.9%
BANKS – 9.2%
BNP Paribas SA (France)	9,543	585,409
Lloyds Banking Group PLC (United Kingdom)	459,007	314,783
Intesa Sanpaolo SpA (Italy)	67,344	270,104
Axis Bank Ltd. (India)	9,094	113,090
Bank Mandiri Persero Tbk. PT (Indonesia)	301,641	106,178
KB Financial Group, Inc. (South Korea)	402	22,660
		1,412,224
FINANCIAL SERVICES – 6.9%
Edenred SE (France) (e)	13,147	432,382
Schroders PLC (United Kingdom)	70,522	285,694
EXOR NV (Netherlands)	2,319	212,672
Worldline SA (France) (d) (e)	16,013	140,625
		1,071,373
INSURANCE – 3.8%
Prudential PLC (United Kingdom)	37,013	295,167
Allianz SE (Germany)	954	293,254
		588,421
		3,072,018
HEALTH CARE – 13.2%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.1%
Bayer AG (Germany)	24,414	487,662
Eurofins Scientific SE (France)	5,133	262,157
Roche Holding AG (Switzerland)	691	193,069
Novartis AG (Switzerland)	1,587	154,457
		1,097,345
HEALTH CARE EQUIPMENT & SERVICES – 6.1%
Fresenius Medical Care AG (Germany)	8,870	403,863
Fresenius SE & Co. KGaA (Germany) (d)	9,645	334,792
Smith & Nephew PLC (United Kingdom)	15,979	198,318
		936,973
		2,034,318
CONSUMER STAPLES – 7.5%
FOOD, BEVERAGE & TOBACCO – 3.7%
Pernod Ricard SA (France)	1,681	189,786
Diageo PLC (United Kingdom)	5,706	181,249
Anheuser-Busch InBev SA (Belgium)	2,032	101,539
Danone SA (France)	1,482	99,995
		572,569
HOUSEHOLD & PERSONAL PRODUCTS – 2.7%
Reckitt Benckiser Group PLC (United Kingdom)	4,727	286,016
Henkel AG & Co. KGaA (Germany)	1,659	127,821
		413,837

OAKMARK FUNDS

Oakmark International Fund	December 31, 2024 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY – 95.3% (cont.)
CONSUMER STAPLES – 7.5% (cont.)
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.1%
Koninklijke Ahold Delhaize NV (Netherlands)	5,466	$178,285
		1,164,691
MATERIALS – 4.4%
Akzo Nobel NV (Netherlands)	4,442	266,708
Glencore PLC (Switzerland)	57,054	252,419
thyssenkrupp AG (Germany)	20,553	83,395
Holcim AG (Switzerland)	690	66,438
Smurfit WestRock PLC (United States)	184	9,894
		678,854
COMMUNICATION SERVICES – 4.0%
MEDIA & ENTERTAINMENT – 3.5%
WPP PLC (United Kingdom)	27,792	287,875
NAVER Corp. (South Korea) (d)	1,199	159,947
Publicis Groupe SA (France)	911	97,186
		545,008
TELECOMMUNICATION SERVICES – 0.5%
Liberty Global Ltd., Class A (United Kingdom) (d)	5,228	66,707
Sunrise Communications AG, Class A ADR (Switzerland) (a)	246	10,579
		77,286
		622,294
INFORMATION TECHNOLOGY – 3.8%
SOFTWARE & SERVICES – 3.8%
Capgemini SE (France)	1,488	243,709
Open Text Corp. (Canada)	6,883	194,778
Fujitsu Ltd. (Japan)	7,963	139,874
		578,361
COMMON STOCKS AND EQUITY-LINKED SECURITY – 95.3%
(Cost $14,848,119)		14,708,511

PREFERRED STOCKS – 1.4%
INFORMATION TECHNOLOGY – 1.4%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.4%
Samsung Electronics Co. Ltd. (South Korea)	7,260	215,638
TOTAL PREFERRED STOCKS – 1.4%
(Cost $350,713)		215,638

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.2%
REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corp. Repurchase Agreement, 4.45% dated 12/31/24 due 1/2/25, repurchase price $388,686, collateralized by a United States Treasury Note, 4.250% due 12/31/2026, value plus accrued interest of $396,362 (Cost: $388,590)	$388,590	$388,590
COMMERCIAL PAPER – 0.7%
American Honda Finance Corp., 4.79% - 4.82%, due 01/07/25 - 02/13/25 (f) (Cost $103,769)	104,000	103,763
TOTAL COMMERCIAL PAPER – 0.7%
(Cost $103,769)		103,763
TOTAL SHORT-TERM INVESTMENTS – 3.2%
(Cost $492,359)		492,353
TOTAL INVESTMENTS – 99.9% (Cost $15,691,191)		15,416,502
Foreign Currencies (Cost $19) – 0.0% (g)		19
Other Assets In Excess of Liabilities – 0.1%		15,087
TOTAL NET ASSETS – 100.0%		$15,431,608

(a)	Sponsored American Depositary Receipt
(b)	Security is an equity-linked security issued by HSBC Bank Plc. As described in the Notes to the Schedule of Investments, equity linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(c)	Security is restricted. Security was acquired in transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or period noted below.
(d)	Non-income producing security.
(e)	See Note 3 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(f)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(g)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark International Fund	December 31, 2024 (Unaudited)

Schedule of Investments (in thousands)

Restricted Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC, Equity-Linked Security	11/4/2024- 11/8/2024	$43,355	$42,714	0.28%

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2024	Value December 31, 2024	Percent of Net Assets
Edenred	13,147	$93,214	$7,536	$(2)	$(53,108)	$0	$399,814	$432,382	2.8%
Worldline	16,013	0	488	(239)	24,318	0	117,034	140,625	0.9%
TOTAL	29,160	$93,214	$8,024	$(241)	$(28,790)	$0	$516,848	$573,007	3.7%

OAKMARK FUNDS

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2023 (Unaudited)

		% of Equity Investments
Europe		73.7%
	United Kingdom		16.6%
	Germany*		9.8%
	Italy*		9.4%
	Sweden		9.1%
	Switzerland		8.8%
	Finland*		5.8%
	Denmark		3.4%
	Norway		3.4%
	Netherlands*		2.9%
	Spain*		2.6%
	Belgium*		1.5%
	France*		0.4%
Asia		16.6%
	Japan		7.7%
	South Korea		5.3%
	China		2.5%
	Indonesia		1.1%
Australasia		3.2%
	Australia		3.2%
Latin America		4.3%
	Mexico		3.0%
	Chile		1.3%
Middle East		1.6%
	Israel		1.6%
North America		0.6%
	Canada		0.6%

* Euro currency countries comprise 32.4% of equity investments.

Oakmark International Small Cap Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0%
INDUSTRIALS – 32.0%
CAPITAL GOODS – 17.4%
Duerr AG (Germany)	1,840	$40,822
Metso OYJ (Finland)	3,293	30,653
Valmet OYJ (Finland)	1,017	24,654
Travis Perkins PLC (United Kingdom)	2,564	23,399
Azelis Group NV (Belgium)	960	18,896
Howden Joinery Group PLC (United Kingdom)	1,779	17,667
Konecranes OYJ (Finland)	258	16,369
Babcock International Group PLC (United Kingdom)	2,265	14,193
Fluidra SA (Spain)	575	14,016
dormakaba Holding AG (Switzerland)	20	13,972
Sulzer AG (Switzerland)	18	2,657
		217,298
COMMERCIAL & PROFESSIONAL SERVICES – 14.6%
ISS AS (Denmark)	2,305	42,162
Loomis AB (Sweden)	981	29,794
Hays PLC (United Kingdom)	26,718	26,875
Bravida Holding AB (Sweden)	2,953	21,417
Pagegroup PLC (United Kingdom)	4,342	18,675
SThree PLC (United Kingdom)	3,349	12,409
Adecco Group AG (Switzerland)	445	10,985
Randstad NV (Netherlands)	248	10,458
Mitie Group PLC (United Kingdom)	7,303	10,058
		182,833
		400,131
FINANCIALS – 17.7%
FINANCIAL SERVICES – 12.5%
Azimut Holding SpA (Italy)	1,607	40,036
Julius Baer Group Ltd. (Switzerland)	586	38,001
Nexi SpA (Italy) (a)	5,785	32,202
St. James's Place PLC (United Kingdom)	2,566	27,881
EFG International AG (Switzerland)	1,297	18,853
		156,973
BANKS – 5.2%
BNK Financial Group, Inc. (South Korea)	5,598	39,103
DGB Financial Group, Inc. (South Korea)	4,637	25,615
		64,718
		221,691
CONSUMER DISCRETIONARY – 10.6%
AUTOMOBILES & COMPONENTS – 5.7%
Dometic Group AB (Sweden)	6,371	29,859
Autoliv, Inc. (Sweden)	227	21,272
Pirelli & C SpA (Italy)	3,576	20,285
		71,416
CONSUMER SERVICES – 2.9%
Wynn Macau Ltd. (China)	45,051	31,266
Auction Technology Group PLC (United Kingdom) (a)	655	4,509
		35,775
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 2.0%
Fielmann Group AG (Germany)	493	21,109
Wickes Group PLC (United Kingdom)	2,003	3,792
		24,901
		132,092
INFORMATION TECHNOLOGY – 10.1%
SOFTWARE & SERVICES – 9.3%
Atea ASA (Norway)	3,381	41,992
TeamViewer SE (Germany) (a)	2,568	25,398
TIS, Inc. (Japan)	909	21,461
BIPROGY, Inc. (Japan)	528	15,826
Sapiens International Corp. NV (Israel)	241	6,484
Sopra Steria Group (France)	27	4,847
		116,008
TECHNOLOGY HARDWARE & EQUIPMENT – 0.8%
Softwareone Holding AG (Switzerland)	1,592	10,736
		126,744
CONSUMER STAPLES – 7.9%
FOOD, BEVERAGE & TOBACCO – 4.7%
JDE Peet's NV (Netherlands)	1,435	24,571
Davide Campari-Milano NV (Italy)	3,580	22,407
Strauss Group Ltd. (Israel)	662	12,555
		59,533
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.7%
Sugi Holdings Co. Ltd. (Japan)	1,331	20,858
HOUSEHOLD & PERSONAL PRODUCTS – 1.5%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	13,009	18,344
		98,735
HEALTH CARE – 5.3%
HEALTH CARE EQUIPMENT & SERVICES – 3.9%
Ansell Ltd. (Australia)	999	20,918
ConvaTec Group PLC (United Kingdom)	3,715	10,287
Elekta AB, Class B (Sweden)	1,744	9,636
Medmix AG (Switzerland)	785	7,635
		48,476
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.4%
Grifols SA ADR (Spain) (a) (b)	2,459	18,292
		66,768
COMMUNICATION SERVICES – 4.7%
MEDIA & ENTERTAINMENT – 3.6%
Megacable Holdings SAB de CV (Mexico)	11,458	18,634
oOh!media Ltd. (Australia)	24,568	17,944
Hakuhodo DY Holdings, Inc. (Japan)	1,190	9,009
		45,587

OAKMARK FUNDS

Oakmark International Small Cap Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0% (cont.)
COMMUNICATION SERVICES – 4.7% (cont.)
TELECOMMUNICATION SERVICES – 1.1%
Sarana Menara Nusantara Tbk. PT (Indonesia)	323,009	$13,136
		58,723
MATERIALS – 4.5%
Lanxess AG (Germany)	1,353	33,083
DS Smith PLC (United Kingdom)	2,169	14,717
Essentra PLC (United Kingdom)	5,207	8,670
		56,470
REAL ESTATE – 4.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 4.2%
Katitas Co. Ltd. (Japan)	1,969	28,227
LSL Property Services PLC (United Kingdom)	2,834	10,786
Colliers International Group, Inc. (Canada)	58	7,888
International Workplace Group PLC (Switzerland)	2,566	5,110
		52,011
TOTAL COMMON STOCKS – 97.0%
(Cost $1,236,912)		1,213,365

PREFERRED STOCKS – 1.3%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES – 1.3%
Embotelladora Andina SA (Chile)	5,444	16,568
TOTAL PREFERRED STOCKS – 1.3% (Cost $16,167)		16,568

	Par Value	Value
SHORT-TERM INVESTMENT – 1.4%
REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corp. Repurchase Agreement, 4.45% dated 12/31/24 due 1/2/25, repurchase price $17,411, collateralized by a United States Treasury Note, 4.250% due 12/31/2026, value plus accrued interest of $17,755 (Cost: $17,407)	$17,407	17,407
TOTAL SHORT-TERM INVESTMENTS – 1.4%
(Cost $17,407)		17,407
TOTAL INVESTMENTS – 99.7% (Cost $1,270,486)		1,247,340
Foreign Currencies (Cost $43) – 0.0% (c)		43
Other Assets In Excess of Liabilities – 0.3%		3,803
TOTAL NET ASSETS – 100.0%		$1,251,186

(a)	Non-income producing security.
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 59.3%
FINANCIALS – 19.1%
FINANCIAL SERVICES – 12.8%
Charles Schwab Corp.	1,713	$126,774
Fiserv, Inc. (a)	546	112,118
Corebridge Financial, Inc.	3,646	109,130
Intercontinental Exchange, Inc.	671	99,971
Capital One Financial Corp.	535	95,437
Nasdaq, Inc.	906	70,058
Ally Financial, Inc.	1,800	64,814
LPL Financial Holdings, Inc.	192	62,722
State Street Corp.	568	55,769
Blackrock, Inc.	10	10,149
		806,942
INSURANCE – 4.8%
American International Group, Inc.	1,832	133,348
Willis Towers Watson PLC	274	85,890
Reinsurance Group of America, Inc.	383	81,799
		301,037
BANKS – 1.5%
Bank of America Corp.	2,212	97,223
		1,205,202
CONSUMER DISCRETIONARY – 9.0%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL – 4.1%
Amazon.com, Inc. (a) (b)	590	129,528
Lithia Motors, Inc.	246	88,035
Genuine Parts Co.	330	38,472
		256,035
AUTOMOBILES & COMPONENTS – 2.2%
General Motors Co.	1,324	70,519
BorgWarner, Inc.	2,199	69,916
		140,435
CONSUMER SERVICES – 1.9%
Wendy's Co.	5,558	90,592
Airbnb, Inc., Class A (a)	247	32,511
		123,103
CONSUMER DURABLES & APPAREL – 0.8%
Brunswick Corp.	739	47,824
		567,397
COMMUNICATION SERVICES – 8.5%
MEDIA & ENTERTAINMENT – 8.5%
Alphabet, Inc., Class A	1,175	222,333
Warner Music Group Corp., Class A	2,842	88,102
Charter Communications, Inc., Class A (a)	251	86,104
Comcast Corp., Class A	1,699	63,771
Warner Bros. Discovery, Inc. (a)	4,554	48,130
Interpublic Group of Cos., Inc.	967	27,098
		535,538
HEALTH CARE – 5.9%
HEALTH CARE EQUIPMENT & SERVICES – 3.3%
Elevance Health, Inc.	255	93,959
Centene Corp. (a)	1,106	66,983
GE HealthCare Technologies, Inc.	565	44,156
		205,098
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 2.6%
IQVIA Holdings, Inc. (a)	532	104,484
Merck & Co., Inc.	619	61,608
		166,092
		371,190
INDUSTRIALS – 5.8%
COMMERCIAL & PROFESSIONAL SERVICES – 2.4%
OPENLANE, Inc. (a)	2,924	58,012
Equifax, Inc.	209	53,340
ABM Industries, Inc.	841	43,022
		154,374
CAPITAL GOODS – 2.4%
Deere & Co.	282	119,484
Masco Corp.	398	28,868
		148,352
TRANSPORTATION – 1.0%
Delta Air Lines, Inc.	1,041	62,999
		365,725
MATERIALS – 3.3%
Glencore PLC	22,886	101,253
Corteva, Inc.	1,492	85,007
Sealed Air Corp.	711	24,046
		210,306
CONSUMER STAPLES – 3.1%
FOOD, BEVERAGE & TOBACCO – 1.1%
Keurig Dr. Pepper, Inc.	2,091	67,153
HOUSEHOLD & PERSONAL PRODUCTS – 1.0%
Kenvue, Inc.	3,107	66,337
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.0%
Kroger Co.	1,032	63,131
		196,621
ENERGY – 2.9%
Phillips 66	673	76,663
ConocoPhillips	742	73,574
EOG Resources, Inc.	275	33,673
		183,910

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 59.3% (cont.)
INFORMATION TECHNOLOGY – 1.1%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.1%
TE Connectivity PLC	495	$70,767
REAL ESTATE – 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%
Howard Hughes Holdings, Inc. (a)	508	39,064
Seaport Entertainment Group, Inc. (a)	92	2,583
		41,647
TOTAL COMMON STOCKS – 59.3% (Cost $2,790,400)		3,748,303

	Par Value	Value
FIXED INCOME – 39.2%
CORPORATE BONDS – 16.0%
FINANCIALS – 5.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, due 10/29/26	$12,500	$11,966
3.40%, due 10/29/33	10,000	8,516
4.625%, due 09/10/29	4,250	4,156
4.95%, due 09/10/34	2,150	2,047
Ally Financial, Inc.
4.70%(5 yr. CMT + 3.868%) (c) (d)	23,750	22,163
6.992%(1 day USD SOFR + 3.260%), due 06/13/29 (c)	9,250	9,636
4.70%(7 yr. CMT + 3.481%) (c) (d)	2,000	1,748
Apollo Commercial Real Estate Finance, Inc., 144A
4.625%, due 06/15/29 (e)	20,373	17,681
Arthur J Gallagher & Co.
5.55%, due 02/15/55	2,000	1,920
Bank of America Corp.
2.551%(1 day USD SOFR + 1.050%), due 02/04/28 (c)	13,575	12,943
4.45%, due 03/03/26	5,000	4,979
Capital One Financial Corp.
7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (c)	19,600	21,640
Charles Schwab Corp.
5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (c)	23,750	24,447
Citigroup, Inc.
7.625% (5 yr. CMT + 3.211%) (c) (d)	14,500	15,107
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	5,896
Equitable Financial Life Global Funding, 144A
1.70%, due 11/12/26 (e)	15,000	14,180
First Citizens BancShares, Inc.
3.375% (3 mo. USD Term SOFR + 2.465%), due 03/15/30 (c)	15,000	14,911
Goldman Sachs Group, Inc.
4.692% (1 day USD SOFR + 1.135%), due 10/23/30 (c)	25,700	25,161
Independent Bank Group, Inc.
8.375% (3 mo. USD Term SOFR + 2.465%), due 08/15/34 (c)	9,350	9,560
JPMorgan Chase & Co.
4.603% (1 day USD SOFR + 1.040%), due 10/22/30 (c)	34,750	34,089
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (e)	9,000	8,674
LPL Holdings, Inc.
6.75%, due 11/17/28	14,225	14,940
Morgan Stanley
4.654% (1 day USD SOFR + 1.100%), due 10/18/30 (c)	15,000	14,679
Pershing Square Holdings Ltd., 144A
3.25%, due 11/15/30 (e)	14,000	11,993
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
4.00%, due 10/15/33 (e)	7,075	5,893
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	11,552
Truist Financial Corp.
5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (c)	9,750	9,927
Wells Fargo & Co.
2.393%(1 day USD SOFR + 2.100%), due 06/02/28 (c)	11,000	10,360
5.707%(1 day USD SOFR + 1.070%), due 04/22/28 (c)	10,000	10,165
5.198%(1 day USD SOFR + 1.500%), due 01/23/30 (c)	1,350	1,354
5.499%(1 day USD SOFR + 1.780%), due 01/23/35 (c)	1,350	1,344
Willis North America, Inc.
5.90%, due 03/05/54	4,600	4,530
		368,157
INDUSTRIALS – 2.7%
AutoNation, Inc.
3.85%, due 03/01/32	11,750	10,532
Boeing Co.
3.75%, due 02/01/50	29,000	19,779
Bombardier, Inc., 144A
7.00%, due 06/01/32 (e)	10,000	10,173
Fortune Brands Innovations, Inc.
4.00%, due 06/15/25	13,430	13,376
5.875%, due 06/01/33	10,000	10,255
GXO Logistics, Inc.
6.50%, due 05/06/34	8,200	8,405
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (e)	18,500	16,071
3.75%, due 05/01/29 (e)	9,000	8,293
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.75%, due 04/01/33	3,631	3,614
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.75%, due 03/15/34	3,482	3,681
MasTec, Inc.
5.90%, due 06/15/29	4,100	4,173

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.2% (cont.)
CORPORATE BONDS – 16.0% (cont.)
INDUSTRIALS – 2.7% (cont.)
Stanley Black & Decker, Inc.
2.30%, due 03/15/30	$31,350	$27,172
United Parcel Service, Inc.
5.15%, due 05/22/34	10,000	9,979
Viterra Finance BV, 144A
5.25%, due 04/21/32 (e)	13,150	12,833
2.00%, due 04/21/26 (e)	11,400	10,918
		169,254
CONSUMER DISCRETIONARY – 2.2%
Aptiv PLC/Aptiv Global Financing DAC
5.15%, due 09/13/34	13,750	12,997
AutoNation, Inc.
1.95%, due 08/01/28	4,940	4,441
Brunswick Corp.
2.40%, due 08/18/31	35,813	29,339
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, due 05/01/32	10,000	8,602
Expedia Group, Inc.
4.625%, due 08/01/27	13,576	13,521
General Motors Financial Co., Inc.
5.95%, due 04/04/34	10,000	10,052
Lear Corp.
2.60%, due 01/15/32	6,935	5,781
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (e)	8,540	7,800
4.375%, due 01/15/31 (e)	5,000	4,533
M/I Homes, Inc.
3.95%, due 02/15/30	7,100	6,404
Marriott International, Inc.
4.625%, due 06/15/30	9,400	9,225
MGM Resorts International
4.75%, due 10/15/28	13,875	13,286
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (e)	17,250	15,555
		141,536
ENERGY – 1.5%
Aker BP ASA, 144A
6.00%, due 06/13/33 (e)	5,910	5,936
5.125%, due 10/01/34 (e)	4,090	3,841
Apache Corp.
5.35%, due 07/01/49	10,000	8,310
Expand Energy Corp.
5.70%, due 01/15/35	10,000	9,815
Expand Energy Corp., 144A
5.875%, due 02/01/29 (e)	14,525	14,407
6.75%, due 04/15/29 (e)	8,000	8,083
Occidental Petroleum Corp.
5.20%, due 08/01/29	5,600	5,556
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (e)	26,312	25,408
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	10,000	10,479
		91,835
REAL ESTATE – 1.0%
Alexandria Real Estate Equities, Inc.
4.75%, due 04/15/35	9,892	9,273
CBRE Services, Inc.
5.50%, due 04/01/29	10,000	10,180
2.50%, due 04/01/31	10,750	9,150
GLP Capital LP/GLP Financing II, Inc.
4.00%, due 01/15/31	9,425	8,621
5.75%, due 06/01/28	4,975	5,020
5.25%, due 06/01/25	4,975	4,974
5.375%, due 04/15/26	3,925	3,925
Howard Hughes Corp., 144A
4.375%, due 02/01/31 (e)	4,250	3,827
RHP Hotel Properties LP/RHP Finance Corp., 144A
4.50%, due 02/15/29 (e)	10,875	10,267
		65,237
HEALTH CARE – 1.0%
CVS Health Corp.
4.78%, due 03/25/38	20,000	17,294
Embecta Corp., 144A
5.00%, due 02/15/30 (e)	10,000	9,211
Humana, Inc.
5.375%, due 04/15/31	10,000	9,916
Icon Investments Six DAC
6.00%, due 05/08/34	10,000	10,096
Select Medical Corp, 144A
6.25%, due 12/01/32 (e)	18,750	18,046
		64,563
CONSUMER STAPLES – 0.8%
Bacardi Ltd./Bacardi-Martini BV, 144A
5.40%, due 06/15/33 (e)	15,000	14,703
Bunge Ltd. Finance Corp.
4.20%, due 09/17/29	2,500	2,426
4.65%, due 09/17/34	2,000	1,888
Dollar General Corp.
5.45%, due 07/05/33	20,000	19,640
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (e)	4,000	4,107
Philip Morris International, Inc.
5.25%, due 02/13/34	8,750	8,648
		51,412
MATERIALS – 0.3%
Celanese U.S. Holdings LLC
6.95%, due 11/15/33	10,000	10,378
Glencore Funding LLC, 144A
2.625%, due 09/23/31 (e)	10,000	8,435
		18,813
COMMUNICATION SERVICES – 0.3%
Meta Platforms, Inc.
4.75%, due 08/15/34	10,000	9,734

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.2% (cont.)
CORPORATE BONDS – 16.0% (cont.)
COMMUNICATION SERVICES – 0.3% (cont.)
Uber Technologies, Inc.
4.30%, due 01/15/30	$8,250	$7,984
		17,718
UTILITIES – 0.2%
Southern Co.
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (c)	13,750	13,167
INFORMATION TECHNOLOGY – 0.2%
CDW LLC/CDW Finance Corp.
5.55%, due 08/22/34	10,250	10,103
Total Corporate Bonds (Cost $1,038,117)		1,011,795

MORTGAGE-BACKED SECURITIES – 10.0%
Federal Home Loan Mortgage Corp., Pool SD6595
5.50%, due 10/01/54	40,567	40,259
Federal National Mortgage Association, Pool FS9110
2.00%, due 03/01/52	50,309	39,760
Federal Home Loan Mortgage Corp., Pool SD8146
2.00%, due 05/01/51	47,575	37,291
Federal National Mortgage Association, Pool FS3883
4.50%, due 02/01/53	38,137	35,956
Federal Home Loan Mortgage Corp., Pool RA7486
4.50%, due 07/01/52	33,938	31,987
Federal Home Loan Mortgage Corp., Pool SD5400
2.00%, due 01/01/52	40,202	31,658
Federal National Mortgage Association, Pool CB4555
4.50%, due 09/01/52	33,420	31,506
Federal Home Loan Mortgage Corp., Pool SD4959
2.00%, due 03/01/52	39,038	30,665
Federal Home Loan Mortgage Corp., Pool SD6569
5.50%, due 10/01/54	30,638	30,325
Federal National Mortgage Association, Pool FS5992
2.00%, due 02/01/52	37,033	28,900
Federal National Mortgage Association, Pool CB8992
5.50%, due 08/01/54	26,651	26,448
Federal National Mortgage Association, Pool BW9842
4.50%, due 09/01/52	26,688	25,243
Federal National Mortgage Association, Pool CB4851
4.50%, due 10/01/52	26,445	24,913
Federal National Mortgage Association, Pool MA4733
4.50%, due 09/01/52	25,603	24,129
Federal National Mortgage Association, Pool FS8007
5.50%, due 06/01/54	23,566	23,387
Federal Home Loan Mortgage Corp., Pool SD6577
5.50%, due 09/01/54	20,987	20,758
Federal National Mortgage Association, Pool FS9114
5.50%, due 09/01/54	20,515	20,278
Federal Home Loan Mortgage Corp., Pool QJ4474
5.50%, due 09/01/54	19,605	19,397
Federal National Mortgage Association, Pool CB4851
4.50%, due 08/01/54	19,683	18,551
Federal National Mortgage Association, Pool BW8745
4.50%, due 10/01/52	19,208	18,108
Federal Home Loan Mortgage Corp., Pool RA8038
4.50%, due 10/01/52	19,155	18,057
Federal National Mortgage Association, Pool FS5296
4.50%, due 05/01/53	13,584	12,803
Federal National Mortgage Association, Pool CB2789
2.00%, due 02/01/52	12,049	9,408
Federal National Mortgage Association, Pool DB3999
5.50%, due 05/01/54	8,776	8,673
Federal National Mortgage Association, Pool BW9905
4.50%, due 10/01/52	7,059	6,673
Federal Home Loan Mortgage Corp., Pool SD4990
5.00%, due 10/01/53	6,691	6,480
Federal Home Loan Mortgage Corp., Pool RA7522
4.50%, due 06/01/52	5,360	5,050
Federal National Mortgage Association, Pool FS8870
5.00%, due 09/01/53	2,886	2,797
TOTAL MORTGAGE-BACKED SECURITIES – 10.0%
(Cost $639,371)		629,460

GOVERNMENT AND AGENCY SECURITIES – 4.9%
U.S. GOVERNMENT BONDS – 2.6%
U.S. Treasury Bonds
2.75%, due 08/15/42	90,000	67,616
3.875%, due 02/15/43	50,000	44,116
3.625%, due 02/15/53	50,000	40,625
4.625%, due 05/15/54	9,000	8,744
4.625%, due 11/15/44	4,425	4,291
		165,392
U.S. GOVERNMENT NOTES – 2.3%
U.S. Treasury Notes
2.875%, due 05/15/32	90,000	80,829
3.50%, due 02/15/33	50,000	46,515
4.375%, due 05/15/34	18,250	17,969
		145,313
Total Government and Agency Securities (Cost $339,300)		310,705

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.2% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
Chase Home Lending Mortgage Trust, Series 2024-6-Class B1, 144A
7.117%, due 05/25/55 (c) (e)	$15,435	$16,054
JP Morgan Mortgage Trust, Series 2024-6-Class B1, 144A
6.951%, due 12/25/54 (c) (e)	14,918	15,342
Bank, Series 2022-BNK40-Class A4
3.393%, due 03/15/64 (c)	17,000	15,136
JP Morgan Mortgage Trust, Series 2024-9-Class B1, 144A
7.023%, due 02/25/55 (c) (e)	14,157	14,524
GS Mortgage-Backed Securities Trust, Series 2024-PJ6-Class B1, 144A
6.778%, due 10/25/54 (c) (e)	13,014	13,226
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2
4.76%, due 10/25/34	13,000	12,779
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A
6.693%, due 01/25/55 (c) (e)	12,546	12,668
JP Morgan Mortgage Trust, Series 2024-4-Class B1, 144A
7.178%, due 10/25/54 (c) (e)	10,705	11,146
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A
6.951%, due 12/25/54 (c) (e)	10,871	10,851
GS Mortgage-Backed Securities Trust, Series 2024-PJ5-Class B1, 144A
6.918%, due 09/25/54 (c) (e)	10,330	10,581
JP Morgan Mortgage Trust, Series 2024-2-Class B1, 144A
7.397%, due 08/25/54 (c) (e)	9,958	10,529
Sequoia Mortgage Trust, Series 2024-6-Class B1, 144A
6.599%, due 07/27/54 (c) (e)	10,382	10,440
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A
6.671%, due 06/25/55 (c) (e)	10,277	10,309
JP Morgan Mortgage Trust, Series 2024-12-Class B1, 144A
6.671%, due 06/25/55 (c) (e)	9,351	9,449
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A
6.00%, due 10/25/54 (c) (e)	8,114	7,929
JP Morgan Mortgage Trust, Series 2021-10-Class B1, 144A
2.802%, due 12/25/51 (c) (e)	9,769	7,658
JP Morgan Mortgage Trust, Series 2021-14-Class B1, 144A
3.15%, due 05/25/52 (c) (e)	9,389	7,640
JP Morgan Mortgage Trust, Series 2024-2-Class B2, 144A
7.397%, due 08/25/54 (c) (e)	7,228	7,512
RCKT Mortgage Trust, Series 2021-5-Class B2A, 144A
2.919%, due 11/25/51 (c) (e)	8,472	6,647
JP Morgan Mortgage Trust, Series 2022-6-Class B1, 144A
3.30%, due 11/25/52 (c) (e)	4,473	3,651
Bank, Series 2022-BNK40-Class AS
3.393%, due 03/15/64 (c)	3,500	3,042
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
(Cost $221,099)		217,113

BANK LOANS– 2.5%(f)
CONSUMER DISCRETIONARY – 1.0%
Boost Newco Borrower LLC 2024 USD Term Loan B
6.829% (3 mo. USD Term SOFR + 2.500%), due 01/31/31 (c)	14,963	15,022
Wand NewCo 3, Inc. 2024 1st Lien Term Loan B
7.607% (1 mo. USD Term SOFR + 3.250%), due 01/30/31 (c)	24,416	24,491
Raising Cane's Restaurants LLC 2024 Term Loan B
6.357% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (c)	9,975	10,000
Peer Holding III BV 2023 USD Term Loan B4
7.579% (3 mo. USD Term SOFR + 3.250%), due 10/28/30 (c)	8,833	8,878
Peer Holding III BV 2024 USD Term Loan B5
7.329% (3 mo. USD Term SOFR + 3.000%), due 07/01/31 (c)	5,000	5,020
		63,411
CONSUMER STAPLES – 0.5%
Belron Finance 2019 LLC 2024 USD Term Loan B
7.273% (3 mo. USD Term SOFR + 2.750%), due 10/16/31 (c)	13,466	13,576
Medline Borrower LP 2024 USD Add-on Term Loan B
6.607% (1 mo. USD Term SOFR + 2.250%), due 10/23/28 (c)	20,054	20,107
		33,683
FINANCIALS – 0.5%
Citadel Securities LP 2024 First Lien Term Loan
6.329% (3 mo. USD Term SOFR + 2.000%), due 10/31/31 (c)	19,727	19,772
Blackstone Mortgage Trust, Inc. 2024 Term Loan B
8.164% (3 mo. USD Term SOFR + 3.750%), due 12/11/28 (c)	10,000	10,037
		29,809
ENERGY – 0.3%
ChampionX Corp. 2022 Term Loan B2
7.195% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (c)	16,172	16,192
INDUSTRIALS – 0.2%
Vestis Corp. Term Loan
6.764% (3 mo. USD Term SOFR + 2.250%), due 02/22/31 (c)	2,078	2,079

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 39.2% (cont.)
BANK LOANS – 2.5%(f) (cont.)
INDUSTRIALS – 0.2% (cont.)
Pactiv Evergreen Group Holdings, Inc. 2024 Term Loan B4
6.857% (1 mo. USD Term SOFR + 2.500%), due 09/24/28 (c)	$5,149	$5,166
SkyMiles IP Ltd. 2020 Term Loan B
8.367% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (c)	5,151	5,238
		12,483
Total Bank Loans (Cost $154,764)		155,578

ASSET BACKED SECURITIES – 2.2%
Santander Drive Auto Receivables Trust, Series 2024-4-Class D,
5.32%, due 12/15/31	22,250	22,041
CPS Auto Receivables Trust, Series 2023-D-Class D, 144A,
7.80%, due 01/15/30 (e)	9,237	9,700
CarMax Auto Owner Trust , Series 2023-1-Class D,
6.27%, due 11/15/29	8,500	8,661
Carvana Auto Receivables Trust, Series 2024-P3-Class D,
5.39%, due 09/10/32	8,000	7,712
CPS Auto Receivables Trust, Series 2024-B-Class E, 144A,
8.36%, due 11/17/31 (e)	7,250	7,475
CPS Auto Receivables Trust, Series 2022-A-Class E, 144A,
4.88%, due 04/16/29 (e)	7,500	7,390
Carvana Auto Receivables Trust, Series 2024-P4-Class N, 144A,
5.86%, due 12/10/32 (e)	7,250	7,250
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (e)	5,000	5,108
HPEFS Equipment Trust, Series 2023-2A-Class-D, 144A,
6.97%, due 07/21/31 (e)	4,750	4,866
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A,
5.82%, due 04/20/32 (e)	4,460	4,506
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class C, 144A,
5.94%, due 01/20/43 (e)	4,276	4,285
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A,
5.32%, due 08/20/41 (e)	4,204	4,179
Carvana Auto Receivables Trust, Series 2023-P2-Class D, 144A,
6.72%, due 06/10/30 (e)	4,000	4,103
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A,
9.66%, due 02/18/31 (e)	3,750	4,006
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A,
7.30%, due 04/20/40 (e)	3,877	3,953
Sierra Timeshare Receivables Funding LLC, Series 2023-3A-Class C, 144A,
7.12%, due 09/20/40 (e)	3,877	3,952
CarMax Auto Owner Trust , Series 2023-2-Class D,
6.55%, due 10/15/29	3,610	3,689
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A,
7.48%, due 06/20/41 (e)	3,459	3,468
CPS Auto Receivables Trust, Series 2024-A-Class D, 144A,
6.13%, due 04/15/30 (e)	3,200	3,247
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A,
8.42%, due 08/15/31 (e)	3,100	3,199
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (e)	3,000	3,147
Carmax Auto Owner Trust, Series 2023-3-Class D,
6.44%, due 12/16/30	3,000	3,061
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (e)	2,699	2,758
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class D, 144A,
8.02%, due 01/20/43 (e)	2,090	2,112
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,625	1,620
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A,
6.36%, due 06/20/40 (e)	546	546
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (e)	273	278
Total Asset Backed Securities (Cost $133,782)		136,312

CONVERTIBLE BOND – 0.2%
	Shares	Value
HEALTH CARE – 0.2%
Envista Holdings Corp. 144A,
1.75%, due 08/15/28 (e)	16,440	14,706
Total Convertible Bond (Cost $14,719)		14,706
TOTAL FIXED INCOME – 39.2%
(Cost $2,541,152)		2,475,669

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENTS – 1.2%
REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corp. Repurchase Agreement, 4.45% dated 12/31/24 due 1/2/25, repurchase price $75,862, collateralized by a United States Treasury Note, 4.250% due 12/31/2026, value plus accrued interest of $77,360 (Cost: $75,843)	$75,843	$75,843
TOTAL SHORT-TERM INVESTMENTS – 1.2%
(Cost $75,843)		75,843
TOTAL INVESTMENTS – 99.7% (Cost $5,407,395)		6,299,815
Other Assets In Excess of Liabilities – 0.3%		19,805
NET ASSETS – 100.0%		$6,319,620

(a)	Non-income producing security.
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.
(c)	Floating Rate Note. Rate shown is as of December 31, 2024.
(d)	Security is perpetual and has no stated maturity date.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(f)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

Abbreviations:

SOFR: Secured Overnight Financing Rate

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
CALLS
Amazon.com, Inc.	$240.00	2/21/25	(1,500)	$(32,909)	$(604)	$(1,095)	$491
				$(32,909)	$(604)	$(1,095)	$491

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.6%
CORPORATE BONDS – 33.6%
FINANCIALS – 9.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, due 09/10/34	$850	$809
4.625%, due 09/10/29	500	489
Ally Financial, Inc.
4.70% (7 yr. CMT + 3.481%) (a) (b)	1,000	874
Apollo Commercial Real Estate Finance, Inc., 144A
4.625%, due 06/15/29 (c)	1,000	868
Arthur J Gallagher & Co.
5.55%, due 02/15/55	750	720
Capital One Financial Corp.
7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (a)	600	663
Charles Schwab Corp.
5.853% (1 day USD SOFR + 2.500%), due 05/19/34 (a)	1,350	1,390
Goldman Sachs Group, Inc.
4.692% (1 day USD SOFR + 1.135%), due 10/23/30 (a)	1,000	979
Independent Bank Group, Inc.
8.375% (3 mo. USD Term SOFR + 2.465%), due 08/15/34 (a)	500	511
JPMorgan Chase & Co.
4.603% (1 day USD SOFR + 1.040%), due 10/22/30 (a)	2,500	2,452
KKR Group Finance Co. XII LLC, 144A
4.85%, due 05/17/32 (c)	1,000	964
LPL Holdings, Inc.
6.75%, due 11/17/28	500	525
Morgan Stanley
4.654% (1 day USD SOFR + 1.100%), due 10/18/30 (a)	1,000	979
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 144A
3.875%, due 03/01/31 (c)	750	654
4.00%, due 10/15/33 (c)	500	416
Truist Financial Corp.
5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (a)	1,100	1,120
Wells Fargo & Co.
5.198%(1 day USD SOFR + 1.500%), due 01/23/30 (a)	850	852
5.499%(1 day USD SOFR + 1.780%), due 01/23/35 (a)	850	846
		16,111
INDUSTRIALS – 5.4%
AAR Escrow Issuer LLC, 144A
6.75%, due 03/15/29 (c)	250	254
AutoNation, Inc.
3.85%, due 03/01/32	1,350	1,210
Boeing Co.
3.75%, due 02/01/50	1,500	1,023
Bombardier, Inc., 144A
7.00%, due 06/01/32 (c)	1,000	1,017
GXO Logistics, Inc.
6.50%, due 05/06/34	1,500	1,537
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (c)	1,000	869
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.75%, due 03/15/34	1,254	1,326
MasTec, Inc.
5.90%, due 06/15/29	1,250	1,272
Viterra Finance BV, 144A
2.00%, due 04/21/26 (c)	1,000	958
5.25%, due 04/21/32 (c)	250	244
		9,710
CONSUMER DISCRETIONARY – 4.4%
Amer Sports Co., 144A
6.75%, due 02/16/31 (c)	500	507
Aptiv PLC/Aptiv Global Financing DAC
5.15%, due 09/13/34	1,000	945
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, due 05/01/32	1,000	860
Daimler Truck Finance North America LLC, 144A
5.40%, due 09/20/28 (c)	500	506
General Motors Financial Co., Inc.
5.95%, due 04/04/34	1,250	1,257
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (c)	1,100	997
M/I Homes, Inc.
3.95%, due 02/15/30	850	767
Phinia, Inc., 144A
6.75%, due 04/15/29 (c)	1,000	1,020
Starbucks Corp.
5.00%, due 02/15/34	1,000	979
		7,838
ENERGY – 4.3%
Aker BP ASA, 144A
6.00%, due 06/13/33 (c)	590	593
5.125%, due 10/01/34 (c)	410	385
Apache Corp.
5.35%, due 07/01/49	750	623
Cheniere Energy, Inc.
5.65%, due 04/15/34	1,000	1,006
Expand Energy Corp., 144A
5.875%, due 02/01/29 (c)	1,000	992
Noble Finance II LLC, 144A
8.00%, due 04/15/30 (c)	500	505
Occidental Petroleum Corp.
5.20%, due 08/01/29	1,250	1,240
Parsley Energy LLC/Parsley Finance Corp., 144A
4.125%, due 02/15/28 (c)	1,500	1,448
Patterson-UTI Energy, Inc.
7.15%, due 10/01/33	900	943
		7,735
HEALTH CARE – 3.8%
CVS Health Corp.
7.00%(5 yr. CMT + 2.886%), due 03/10/55 (a)	1,500	1,505

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.6% (cont.)
CORPORATE BONDS – 33.6% (cont.)
HEALTH CARE – 3.8% (cont.)
4.78%, due 03/25/38	$1,000	$865
Embecta Corp., 144A
5.00%, due 02/15/30 (c)	830	764
Humana, Inc.
5.375%, due 04/15/31	1,000	992
Icon Investments Six DAC
6.00%, due 05/08/34	1,000	1,010
Select Medical Corp, 144A
6.25%, due 12/01/32 (c)	1,250	1,203
Tenet Healthcare Corp. 144A
6.75%, due 05/15/31 (c)	500	505
		6,844
CONSUMER STAPLES – 2.4%
Bacardi Ltd./Bacardi-Martini BV, 144A
5.40%, due 06/15/33 (c)	1,250	1,225
Dollar General Corp.
5.45%, due 07/05/33	1,350	1,326
Imperial Brands Finance PLC, 144A
6.125%, due 07/27/27 (c)	750	770
Philip Morris International, Inc.
5.25%, due 02/13/34	1,000	988
		4,309
UTILITIES – 1.0%
NRG Energy, Inc., 144A
7.00%, due 03/15/33 (c)	750	809
Southern Co.
3.75% (5 yr. CMT + 2.915%), due 09/15/51 (a)	1,000	958
		1,767
MATERIALS – 0.9%
Celanese U.S. Holdings LLC
6.95%, due 11/15/33	1,500	1,557
REAL ESTATE – 0.9%
Alexandria Real Estate Equities, Inc.
4.75%, due 04/15/35	1,150	1,078
Howard Hughes Corp., 144A
4.375%, due 02/01/31 (c)	500	450
		1,528
COMMUNICATION SERVICES – 0.8%
Uber Technologies, Inc.
4.30%, due 01/15/30	1,500	1,452
INFORMATION TECHNOLOGY – 0.7%
CDW LLC/CDW Finance Corp.
5.55%, due 08/22/34	1,250	1,232
Total Corporate Bonds
(Cost $60,363)		60,083

MORTGAGE-BACKED SECURITIES – 25.8%
Federal National Mortgage Association, Pool MA4733
4.50%, due 09/01/52	6,401	6,032
Federal Home Loan Mortgage Corp., Pool SD6569
5.50%, due 10/01/54	5,954	5,893
Federal National Mortgage Association, Pool CB4851
4.50%, due 10/01/52	6,171	5,813
4.50%, due 08/01/54	5,961	5,619
Federal National Mortgage Association, Pool FS5992
2.00%, due 02/01/52	4,629	3,613
Federal Home Loan Mortgage Corp., Pool SD6595
5.50%, due 10/01/54	3,398	3,372
Federal National Mortgage Association, Pool FS8007
5.50%, due 06/01/54	3,335	3,309
Federal Home Loan Mortgage Corp., Pool SD8146
2.00%, due 05/01/51	3,813	2,988
Federal National Mortgage Association, Pool CB8992
5.50%, due 08/01/54	2,961	2,939
Federal National Mortgage Association, Pool CB2789
2.00%, due 02/01/52	3,530	2,757
Federal Home Loan Mortgage Corp., Pool SD6577
5.50%, due 09/01/54	1,971	1,949
Federal National Mortgage Association, Pool FS6259
4.50%, due 06/01/53	1,882	1,775
TOTAL MORTGAGE-BACKED SECURITIES – 25.8%
(Cost $46,817)		46,059

GOVERNMENT AND AGENCY SECURITIES – 13.0%
U.S. GOVERNMENT BONDS – 9.2%
U.S. Treasury Bonds
4.625%, due 05/15/54	6,250	6,072
4.75%, due 11/15/43	2,000	1,975
4.125%, due 08/15/44	2,000	1,810
3.00%, due 08/15/52	2,500	1,794
4.375%, due 08/15/43	1,500	1,411
3.625%, due 05/15/53	1,500	1,219
4.625%, due 11/15/44	750	727
4.125%, due 08/15/53	500	445
3.375%, due 08/15/42	500	413
2.00%, due 11/15/41	500	336
2.00%, due 08/15/51	500	286
		16,488
U.S. GOVERNMENT NOTES – 3.8%
U.S. Treasury Notes
4.125%, due 03/31/31	4,000	3,927
3.875%, due 08/15/34	2,900	2,742
		6,669
Total Government and Agency Securities
(Cost $25,225)		23,157

Oakmark.com

Oakmark Bond Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.6% (cont.)
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through, Series K-167-Class A2
4.76%, due 10/25/34	$6,000	$5,898
Bank, Series 2022-BNK40-Class A4
3.393%, due 03/15/64 (a)	2,400	2,137
JP Morgan Mortgage Trust, Series 2024-4-Class B1, 144A
7.178%, due 10/25/54 (a) (c)	1,983	2,065
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A
6.951%, due 12/25/54 (a) (c)	1,989	1,985
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A
6.00%, due 10/25/54 (a) (c)	1,994	1,948
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A
6.671%, due 06/25/55 (a) (c)	1,000	1,003
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A
6.693%, due 01/25/55 (a) (c)	790	798
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – 8.9%
(Cost $16,172)		15,834

BANK LOANS – 8.8%(d)
CONSUMER DISCRETIONARY – 3.3%
Boost Newco Borrower LLC 2024 USD Term Loan B
6.829% (3 mo. USD Term SOFR + 2.500%), due 01/31/31 (a)	1,496	1,502
Wand NewCo 3, Inc. 2024 1st Lien Term Loan B
7.607% (1 mo. USD Term SOFR + 3.250%), due 01/30/31 (a)	1,465	1,470
Raising Cane's Restaurants LLC 2024 Term Loan B
6.357% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (a)	1,496	1,500
Peer Holding III BV 2023 USD Term Loan B4
7.579% (3 mo. USD Term SOFR + 3.250%), due 10/28/30 (a)	1,489	1,496
		5,968
FINANCIALS – 1.8%
Citadel Securities LP 2024 First Lien Term Loan
6.329% (3 mo. USD Term SOFR + 2.000%), due 10/31/31 (a)	1,723	1,727
Blackstone Mortgage Trust, Inc. 2024 Term Loan B
8.164% (3 mo. USD Term SOFR + 3.750%), due 12/11/28 (a)	1,500	1,506
		3,233
CONSUMER STAPLES – 1.6%
Belron Finance 2019 LLC 2024 USD Term Loan B
7.273% (3 mo. USD Term SOFR + 2.750%), due 10/16/31 (a)	1,496	1,508
Medline Borrower LP 2024 USD Add-on Term Loan B
6.607% (1 mo. USD Term SOFR + 2.250%), due 10/23/28 (a)	1,342	1,346
		2,854
INDUSTRIALS – 1.3%
SkyMiles IP Ltd. 2020 Term Loan B
8.367% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (a)	368	374
Vestis Corp. Term Loan
6.764% (3 mo. USD Term SOFR + 2.250%), due 02/22/31 (a)	1,247	1,248
Pactiv Evergreen Group Holdings, Inc. 2024 Term Loan B4
6.857% (1 mo. USD Term SOFR + 2.500%), due 09/24/28 (a)	717	720
		2,342
ENERGY – 0.6%
ChampionX Corp. 2022 Term Loan B2
7.195% (1 mo. USD Term SOFR + 2.750%), due 06/07/29 (a)	980	981
HEALTH CARE – 0.2%
Owens & Minor, Inc. 2022 Term Loan B
8.207% (1 mo. USD Term SOFR + 3.750%), due 03/29/29 (a)	426	431
Total Bank Loans
(Cost $15,660)		15,809

ASSET BACKED SECURITIES – 6.1%
Carvana Auto Receivables Trust, Series 2024-P3-Class D,
5.39%, due 09/10/32	1,320	1,273
Carvana Auto Receivables Trust, Series 2024-P4-Class D,
5.60%, due 12/10/32	1,250	1,236
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A,
8.04%, due 03/15/32 (c)	1,000	1,022
HPEFS Equipment Trust, Series 2024-2A-Class D, 144A,
5.82%, due 04/20/32 (c)	1,000	1,010
Carvana Auto Receivables Trust, Series 2024-P2-Class D,
6.10%, due 06/10/31	1,000	997
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A,
5.32%, due 08/20/41 (c)	904	899
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A,
9.08%, due 04/15/30 (c)	750	787
CPS Auto Receivables Trust, Series 2023-C-Class E, 144A,
9.66%, due 02/18/31 (c)	500	534

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2024 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 96.6% (cont.)
ASSET BACKED SECURITIES – 6.1% (cont.)
HPEFS Equipment Trust, Series 2023-2A-Class-D, 144A,
6.97%, due 07/21/31 (c)	$500	$512
CarMax Auto Owner Trust , Series 2023-2-Class D,
6.55%, due 10/15/29	500	511
Carmax Auto Owner Trust, Series 2023-3-Class D,
6.44%, due 12/16/30	500	510
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A,
7.48%, due 06/20/41 (c)	500	501
Santander Drive Auto Receivables Trust, Series 2024-4-Class D,
5.32%, due 12/15/31	500	495
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A,
9.72%, due 04/20/40 (c)	466	476
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A,
9.22%, due 06/20/40 (c)	205	209
Total Asset Backed Securities
(Cost $10,866)		10,972

CONVERTIBLE BOND – 0.4%

	Shares	Value
HEALTH CARE – 0.4%
Envista Holdings Corp. 144A, 1.75%, due 08/15/28 (c)	850	760
Total Convertible Bond
(Cost $766)		760
TOTAL FIXED INCOME – 96.6%
(Cost $175,869)		172,674

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.2%
REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 4.45% dated 12/31/24 due 1/2/25, repurchase price $3,846, collateralized by a United States Treasury Note, 4.250% due 12/31/2026, value plus accrued interest of $3,922 (Cost: $3,845)	3,845	3,845
TOTAL SHORT-TERM INVESTMENTS – 2.2%
(Cost $3,845)		3,845
TOTAL INVESTMENTS – 98.8%
(Cost $179,714)		176,519
Other Assets In Excess of Liabilities – 1.2%		2,110
NET ASSETS – 100.0%		$178,629

(a)	Floating Rate Note. Rate shown is as of December 31, 2024.
(b)	Security is perpetual and has no stated maturity date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(d)	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

Abbreviations:

SOFR: Secured Overnight Financing Rate

Oakmark.com

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

The following are the significant accounting policies of Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), Oakmark International Small Cap Fund (“Int’l Small Cap”), Oakmark Equity and Income Fund (“Equity and Income”) and Oakmark Bond Fund (“Bond”) collectively referred to as the “Funds,” each a series of Harris Associates Investment Trust (the “Trust”), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services— Investment Companies. Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund’s share price is also called the net asset value (the “NAV”) of a share. The NAV per share of each class of each Fund is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return underlying security or securities. There is no off-balance sheet risk associated with the equity- linked securities that the Funds purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to transaction.

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange (“FLEX”) options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (“OVME”) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. If Flex options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds’ valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 –quoted prices in active markets for identical securities

Level 2 –other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 –significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2024, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$21,901,650	$0	$0
Short-Term Investments	0	1,591,739	0
Total	$21,901,650	$1,591,739	$0
Select
Common Stocks	$6,770,311	$0	$0
Short-Term Investments	0	311,119	0
Put Options Written - Liabilities	(2,442)	0	0
Total	$6,767,869	$311,119	$0
Global
Common Stocks and Equity-Linked Security	$845,191	$185,977	$0
Short Term Investments	0	34,167	0
Total	$845,191	$220,144	$0
Global Select
Common Stocks	$805,830	$114,013	$0
Short-Term Investments	0	42,022	0
Total	$805,830	$156,035	$0
International
Common Stocks and Equity-Linked Security	$8,088,868	$6,619,643	$0
Preferred Stocks	0	215,638	0
Short-Term Investments	0	492,353	0
Total	$8,088,868	$7,327,634	$0
Int'l Small Cap
Common Stocks	$497,405	$715,960	$0
Preferred Stocks	0	16,568	0
Short-Term Investments	0	17,407	0
Total	$497,405	$749,935	$0

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity and Income
Common Stocks	$3,748,303	$0	$0
Corporate Bonds	0	1,011,795	0
Mortgage-Backed Securities	0	629,460	0
Government and Agency Securities	0	310,705	0
Collateralized Mortgage Obligations	0	217,113	0
Bank Loans	0	155,578	0
Asset Backed Securities	0	136,312	0
Convertible Bonds	0	14,706	0
Short-Term Investments	0	75,843	0
Call Options Written - Liabilities	(604)	0	0
Total	$3,747,699	$2,551,512	$0
Bond
Corporate Bonds	$0	$60,083	$0
Mortgage-Backed Securities	0	46,059	0
Government and Agency Securities	0	23,157	0
Collateralized Mortgage Obligations	0	15,834	0
Bank Loans	0	15,809	0
Asset Backed Securities	0	10,972	0
Convertible Bond	0	760	0
Short-Term Investments	0	3,845	0
Total	$0	$176,519	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period. At December 31, 2024, none of the Funds engaged in forward foreign currency contracts.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At December 31, 2024, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2024, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. At December 31, 2024, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used purchased options for tax management and as an investment strategy in an effort to increase the Funds' returns during the period ended December 31, 2024. There were no purchased options outstanding at December 31, 2024.

Oakmark, Select, and Equity and income used options written for tax management purposes and as an investment strategy in an effort to increase the Funds' returns during the period ended December 31, 2024. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

For the period ended December 31, 2024, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$43,901	$(34,686)
Select	16,904	(18,384)
Equity and income	—	(1,095)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2024, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2024, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended December 31, 2024. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. RESTRICTED SECURITIES

Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities that the Funds purchase and, in those cases, the Fund’s potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

5. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.